Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions			12 Months Ended
		Jan. 29, 2016	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2017
Unclaimed dividend maturity period			10 years	10 years
Share capital			£ 499	£ 499
Equity			£ 14,763	£ 10,167
Issued capital
Number of ordinary shares (in shares)			9,968,127,681	9,968,127,681
Par value per share (in GBP per share)			£ 0.05	£ 0.05
Equity	[1]		£ 499	£ 499
Merger reserve
Par value per share (in GBP per share)		£ 0.05
Equity	[2]		2,572	4,147
Group reorganisation amount					£ 998
Number of shares issued (in shares)		1,594,900,429
Issue of shares at market price (in GBP per share)		£ 4.707
Increase in merger reserve from share issuance		£ 7,424
Issue costs		£ 3
Transfer to realised profit	[2]		£ 1,575	£ 2,500

[1]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2020 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2019: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The merger reserve balance at 1 April 2017 includes £998m related to the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. In addition, on 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. Following settlement of intercompany loans by qualifying consideration of £1,575m and (2018/19: £2,500m), equivalent balances were transferred from merger reserve to realised profit.